Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
Allos SA, NVS	112,652	$362,850
Alupar Investimento SA	41,439	188,434
Armac Locacao Logistica E Servicos SA	66,021	72,201
Auren Energia SA	88,906	144,364
Azzas 2154 SA	28,246	169,472
BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,059	86,376
Brava Energia	70,934	234,136
Cia de Saneamento de Minas Gerais Copasa MG	53,010	221,404
Cia De Sanena Do Parana	37,392	181,466
Cia. Brasileira de Aluminio(a)	72,390	75,075
Cogna Educacao SA(a)	503,481	106,273
Cury Construtora e Incorporadora SA	67,358	227,818
Cyrela Brazil Realty SA Empreendimentos e Participacoes	78,261	237,769
Dexco SA	108,585	128,855
Direcional Engenharia SA	57,031	272,511
EcoRodovias Infraestrutura e Logistica SA	76,235	67,533
Ez Tec Empreendimentos e Participacoes SA	33,760	70,474
Fleury SA	54,435	117,613
GPS Participacoes e Empreendimentos SA(b)	115,881	307,383
Grendene SA	68,457	58,709
Grupo Mateus SA	151,626	174,639
Grupo SBF SA	35,910	71,978
Hidrovias do Brasil SA(a)	189,183	93,699
Iguatemi SA	61,788	193,678
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	27,524	68,664
IRB-Brasil Resseguros SA(a)	15,372	101,657
JHSF Participacoes SA	107,388	75,497
LOG Commercial Properties e Participacoes SA	530	1,766
Lojas Renner SA	246,183	606,783
LWSA SA(b)	111,948	69,214
M Dias Branco SA	19,090	69,135
Magazine Luiza SA(a)	90,277	132,637
Marfrig Global Foods SA(a)	133,152	409,627
Mills Locacao Servicos e Logistica SA	70,851	109,630
Minerva SA(a)	71,364	67,132
MRV Engenharia e Participacoes SA(a)	108,928	93,598
Multiplan Empreendimentos Imobiliarios SA	69,141	270,965
Odontoprev SA	66,861	120,236
Oncoclinicas do Brasil Servicos Medicos SA(a)	56,793	20,294
Pagseguro Digital Ltd., Class A(a)	48,546	356,328
Patria Investments Ltd., Class A	5,800	69,368
Petroreconcavo SA	34,109	92,631
Santos Brasil Participacoes SA	145,293	307,403
Sao Martinho SA	39,967	164,669
Sendas Distribuidora SA(a)	289,072	307,483
Serena Energia SA, NVS(a)	91,143	92,858
Sigma Lithium Corp.(a)(c)	17,284	237,828
Simpar SA(a)	112,585	84,764
SLC Agricola SA	47,082	135,374
Smartfit Escola de Ginastica e Danca SA	99,123	296,209
Transmissora Alianca de Energia Eletrica SA	41,191	230,436
Tres Tentos Agroindustrial SA	46,094	103,422
Tupy SA	31,521	107,920
Vivara Participacoes SA	45,828	171,984
VTEX, Class A(a)	13,804	85,861
Vulcabras SA	27,246	73,087
Wilson Sons SA, NVS	63,213	164,630
Security	Shares	Value
Brazil (continued)
YDUQS Participacoes SA	73,587	$108,605
		9,272,405
Chile — 0.6%
Aguas Andinas SA, Class A	682,017	206,555
Banco Itau Chile SA, NVS	18,924	198,964
CAP SA(a)	20,070	108,587
Cia Cervecerias Unidas SA	41,325	239,070
Colbun SA	2,401,175	301,561
Empresa Nacional de Telecomunicaciones SA	48,186	145,436
Engie Energia Chile SA(a)	151,278	136,361
Inversiones La Construccion SA	9,862	74,923
Parque Arauco SA	171,210	274,010
Plaza SA	140,715	238,770
SMU SA	1,041,903	167,915
Vina Concha y Toro SA	129,721	143,218
		2,235,370
China — 9.4%
361 Degrees International Ltd.	280,000	143,881
3SBio Inc.(b)	484,000	356,356
AIM Vaccine Co. Ltd., NVS(a)(c)	79,800	74,780
AK Medical Holdings Ltd.(b)	228,000	157,794
Alibaba Pictures Group Ltd.(a)	3,350,000	184,059
ANE Cayman Inc.(a)	199,500	208,988
Angelalign Technology Inc.(b)	22,800	184,546
Anhui Expressway Co. Ltd., Class H	128,000	149,388
Anxin-China Holdings Ltd.(a)(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)	62,500	346,642
Atour Lifestyle Holdings Ltd., ADR	9,744	245,063
BAIC Motor Corp. Ltd., Class H(b)(c)	456,025	131,922
Bairong Inc. (a)(b)	85,500	103,930
Beijing Capital International Airport Co. Ltd., Class H(a)	570,000	197,086
Beijing Fourth Paradigm Technology Co. Ltd.(a)	23,200	115,702
Beijing Jingneng Clean Energy Co. Ltd., Class H	570,000	132,983
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	114,000	121,030
Binjiang Service Group Co. Ltd.	57,000	129,825
Blue Moon Group Holdings Ltd.(b)	319,000	173,816
BOE Varitronix Ltd.(c)	113,000	80,885
Boshiwa International Holding Ltd.(a)(d)	32,000	—
Brilliance China Automotive Holdings Ltd.	798,000	295,649
Canvest Environmental Protection Group Co. Ltd.	171,000	97,811
CGN Mining Co. Ltd.(c)	850,000	192,767
CGN New Energy Holdings Co. Ltd.	570,000	169,555
Chervon Holdings Ltd.	51,300	112,713
China Animal Healthcare Ltd.(a)(d)	126,000	—
China Aoyuan Group Ltd.(a)	558,000	18,648
China BlueChemical Ltd., Class H	560,000	143,959
China Conch Venture Holdings Ltd.	399,000	342,291
China Datang Corp. Renewable Power Co. Ltd., Class H	720,000	185,590
China East Education Holdings Ltd.(b)(c)	171,000	63,586
China Education Group Holdings Ltd.	285,000	127,986
China Everbright Environment Group Ltd.	997,000	451,394
China Everbright Ltd.	348,000	233,675
China Foods Ltd.	342,000	107,543
China Gold International Resources Corp. Ltd.(a)	63,800	322,703
China Huiyuan Juice Group Ltd.(a)(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,428,000	199,632
China Lesso Group Holdings Ltd.	285,000	129,163
China Lilang Ltd.	171,000	83,522
China Medical System Holdings Ltd.	361,000	364,914

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Metal Recycling Holdings Ltd.(a)(d)	12,000	$—
China Modern Dairy Holdings Ltd.(c)	1,140,000	120,546
China Nonferrous Mining Corp Ltd.(c)	456,000	298,573
China Oriental Group Co. Ltd.	342,000	50,263
China Overseas Grand Oceans Group Ltd.	512,000	121,713
China Overseas Property Holdings Ltd.	285,000	191,489
China Resources Building Materials Technology Holdings Ltd.	684,000	157,736
China Resources Medical Holdings Co. Ltd.(c)	313,500	156,069
China Risun Group Ltd.(c)	555,000	221,477
China Shineway Pharmaceutical Group Ltd.	114,000	142,857
China Tobacco International HK Co. Ltd.	56,000	175,534
China Traditional Chinese Medicine Holdings Co. Ltd.(a)	798,000	227,031
China Travel International Investment Hong Kong Ltd.	912,000	114,178
China Water Affairs Group Ltd.	228,000	127,571
China XLX Fertiliser Ltd.	242,000	127,532
Chinasoft International Ltd.(c)	684,000	483,644
CIMC Enric Holdings Ltd.	228,000	198,683
Concord New Energy Group Ltd.	2,280,000	152,825
COSCO Shipping Ports Ltd.	342,000	199,086
Country Garden Services Holdings Co. Ltd.	570,000	415,295
CSG Holding Co. Ltd., Class B	353,400	105,384
Daqo New Energy Corp., ADR(a)	14,346	287,350
Digital China Holdings Ltd.	228,000	110,692
Dongyue Group Ltd.	399,000	353,171
DPC Dash Ltd., NVS(a)	22,700	227,438
East Buy Holding Ltd.(a)(b)(c)	114,000	217,166
Everest Medicines Ltd.(a)(b)(c)	57,000	252,590
Evergrande Property Services Group Ltd.(a)(b)	1,392,000	144,910
FIH Mobile Ltd. (a)	969,000	116,090
FinVolution Group, ADR	49,909	348,365
Fu Shou Yuan International Group Ltd.(c)	446,000	222,542
Fufeng Group Ltd.(c)	399,400	243,917
GDS Holdings Ltd., Class A(a)	279,300	694,298
Gemdale Properties & Investment Corp. Ltd.(c)	1,482,000	56,571
Genertec Universal Medical Group Co. Ltd.(b)	256,500	154,700
Global New Material International Holdings Ltd.(a)(c)	285,000	131,416
Grand Pharmaceutical Group Ltd.(c)	285,000	166,496
Greentown China Holdings Ltd.	284,500	350,484
Greentown Management Holdings Co. Ltd.(b)	225,000	87,203
Greentown Service Group Co. Ltd.	408,000	205,332
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	394,400	84,529
Gushengtang Holdings Ltd.(c)	51,300	223,648
Hainan Meilan International Airport Co. Ltd., Class H(a)	114,000	127,044
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	112,157	149,783
Harbin Electric Co. Ltd., Class H	342,000	112,069
Hello Group Inc., ADR	39,045	262,773
Hopson Development Holdings Ltd.(a)	313,587	125,680
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	1
Huabao International Holdings Ltd.(c)	280,000	80,977
HUTCHMED China Ltd.(a)(c)	138,500	474,711
HUYA Inc., ADR	23,370	75,251
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	102,600	212,643
iDreamSky Technology Holdings Ltd.(a)(b)(c)	296,400	96,812
InnoCare Pharma Ltd.(a)(b)	228,000	191,127
iQIYI Inc., ADR(a)	116,464	251,562
Jinchuan Group International Resources Co. Ltd.	1,134,000	77,937
Jinxin Fertility Group Ltd.(b)	570,000	220,105
Jiumaojiu International Holdings Ltd.(b)	232,000	100,204
Security	Shares	Value
China (continued)
JOYY Inc., ADR(a)	9,519	$369,813
Kangji Medical Holdings Ltd.	256,500	197,132
Keymed Biosciences Inc.(a)(b)(c)	57,000	282,658
Kingboard Holdings Ltd.	178,000	429,118
Kingboard Laminates Holdings Ltd.	227,000	216,901
Kingsoft Cloud Holdings Ltd.(a)(c)	570,900	269,630
Lee & Man Paper Manufacturing Ltd.	390,000	116,802
Legend Holdings Corp., Class H(a)(b)	176,700	165,468
Lepu Biopharma Co. Ltd., Class H(a)(b)	228,000	85,866
Lifetech Scientific Corp. (a)(c)	798,000	152,163
Lonking Holdings Ltd.	684,000	125,251
Lufax Holding Ltd., ADR	62,447	152,995
Luye Pharma Group Ltd. (a)(b)	541,500	176,034
Maoyan Entertainment(a)(b)(c)	114,000	130,586
Medlive Technology Co. Ltd.(b)	114,000	143,599
Meitu Inc.(b)(c)	854,000	320,213
MH Development Ltd.(a)(d)	32,500	—
Microport Scientific Corp.(a)(c)	255,500	198,123
Ming Yuan Cloud Group Holdings Ltd.	285,000	98,700
Minth Group Ltd.(a)(c)	212,000	364,575
National Agricultural Holdings Ltd., NVS(a)(d)	354,000	—
NetDragon Websoft Holdings Ltd.	85,500	111,141
NetEase Cloud Music Inc.(a)(b)(c)	22,800	345,810
New Horizon Health Ltd.(a)(b)(d)	91,000	140,583
Nexteer Automotive Group Ltd.(c)	342,000	126,957
Nine Dragons Paper Holdings Ltd.(a)	439,000	179,174
Noah Holdings Ltd., ADR	10,650	139,728
Ocumension Therapeutics(a)(b)	114,000	76,207
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	153,900	295,366
Poly Property Group Co. Ltd.	587,000	122,138
Poly Property Services Co. Ltd., Class H	34,200	139,419
Radiance Holdings Group Co. Ltd.(a)(c)	228,000	91,141
RLX Technology Inc., ADR	103,964	205,849
Sany Heavy Equipment International Holdings Co. Ltd.	342,000	216,284
Seazen Group Ltd.(a)	670,000	172,795
Shanghai Industrial Holdings Ltd.	114,000	169,495
Shanghai MicroPort MedBot Group Co. Ltd.(a)	87,000	109,718
Shenzhen International Holdings Ltd.	399,000	328,864
Shenzhen Investment Ltd.	780,000	88,348
Shoucheng Holdings Ltd.(c)	685,200	84,935
Shougang Fushan Resources Group Ltd.(c)	570,000	193,242
Shui On Land Ltd.	886,500	78,883
Simcere Pharmaceutical Group Ltd.(b)	228,000	205,722
Sinopec Engineering Group Co. Ltd., Class H	433,500	319,508
Sinopec Kantons Holdings Ltd.(c)	342,000	185,760
Skyworth Group Ltd.	366,000	141,684
SSY Group Ltd.	342,000	156,494
Sun Art Retail Group Ltd.	580,000	193,881
Sunac China Holdings Ltd.(a)(c)	1,539,000	496,751
Sunac Services Holdings Ltd.(b)(c)	399,000	92,220
Superb Summit International Group Ltd.(a)(d)	11,913	—
SY Holdings Group Ltd.	199,500	185,909
TCL Electronics Holdings Ltd.	285,000	189,337
Tiangong International Co. Ltd.(c)	456,000	122,499
Tianli International Holdings Ltd.(c)	398,000	221,206
Tianneng Power International Ltd.(c)	228,000	192,437
Tong Ren Tang Technologies Co. Ltd., Class H	171,000	111,443
Topsports International Holdings Ltd.(b)	464,000	146,323
Towngas Smart Energy Co. Ltd.	335,000	128,753
Tuhu Car Inc.(a)(b)	52,200	143,919
Tuya Inc.	66,580	115,183

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Untrade SMI Holdings(a)(d)	468,800	$1
Untradelumena Newmat, NVS(a)(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	28,798	166,740
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	103,500	56,074
Wasion Holdings Ltd.	228,000	199,573
Weibo Corp., ADR	22,800	218,880
Weifu High-Technology Group Co. Ltd., Class B	39,500	62,347
Weimob Inc.(a)(b)(c)	739,000	151,578
West China Cement Ltd.(c)	684,000	133,926
XD Inc.(a)	79,800	247,150
Xinte Energy Co. Ltd., Class H(a)(c)	159,200	174,890
Xtep International Holdings Ltd.	399,000	271,198
Yidu Tech Inc. (a)(b)(c)	215,300	151,674
Yihai International Holding Ltd.(c)	170,000	298,321
Yuexiu Property Co. Ltd.	399,000	292,192
Yuexiu REIT	912,000	115,263
Yuexiu Transport Infrastructure Ltd.	342,000	165,979
Zai Lab Ltd.(a)(c)	262,200	766,478
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	188,100	306,344
Zhou Hei Ya International Holdings Co. Ltd.(b)	370,500	82,742
Zonqing Environmental Ltd.(c)	54,000	46,087
		32,575,021
Colombia — 0.1%
Cementos Argos SA	151,962	328,730
Czech Republic — 0.0%
Colt CZ Group SE	3,249	84,026
Philip Morris CR AS	131	88,810
		172,836
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	76,245	81,165
E-Finance for Digital & Financial Investments, NVS	170,766	69,905
Ezz Steel Co. SAE(a)	66,310	140,001
Fawry for Banking & Payment Technology Services SAE(a)	464,815	77,891
Telecom Egypt Co.	154,700	102,946
		471,908
Greece — 0.8%
Aegean Airlines SA	17,608	176,633
Athens International Airport SA	15,621	132,885
Athens Water Supply & Sewage Co. SA	11,091	68,584
GEK TERNA SA	16,472	324,536
HELLENiQ ENERGY Holdings SA	23,622	169,715
Holding Co. ADMIE IPTO SA	31,860	79,625
LAMDA Development SA(a)	20,274	154,072
Motor Oil Hellas Corinth Refineries SA	15,428	319,983
Optima bank SA	19,175	256,323
Sarantis SA	12,214	138,235
Terna Energy SA	17,484	367,492
Titan Cement International SA	10,962	449,499
		2,637,582
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	115,596	366,764
India — 29.8%
360 ONE WAM Ltd.	40,270	533,107
3M India Ltd.	855	327,053
Aarti Drugs Ltd.	12,939	70,652
Aarti Industries Ltd.	51,471	273,840
Aarti Pharmalabs Ltd., NVS	16,188	121,921
Aavas Financiers Ltd.(a)	15,363	305,174
Security	Shares	Value
India (continued)
Action Construction Equipment Ltd.	15,390	$239,000
Aditya Birla Fashion and Retail Ltd.(a)	103,968	387,188
Aditya Birla Real Estate Ltd.	15,675	511,202
Advanced Enzyme Technologies Ltd.	30,780	138,080
Aegis Logistics Ltd.	38,988	419,816
Affle India Ltd.(a)	18,205	350,116
AGI Greenpac Ltd.	8,322	94,736
AIA Engineering Ltd.	11,970	495,715
Ajanta Pharma Ltd.	11,902	426,920
Alembic Pharmaceuticals Ltd.	14,952	193,702
Alkyl Amines Chemicals	5,529	128,870
Allcargo Logistics Ltd.	96,273	61,321
Alok Industries Ltd.(a)	355,350	89,793
Amara Raja Energy & Mobility Ltd.	31,008	471,452
Amber Enterprises India Ltd.(a)	5,575	401,146
Anand Rathi Wealth Ltd.	5,700	281,230
Anant Raj Ltd.	48,735	389,922
Angel One Ltd.	12,711	437,395
Anup Engineering Ltd. (The)	3,190	138,195
Apar Industries Ltd.	5,187	621,258
Apollo Tyres Ltd.	92,340	558,921
Aptus Value Housing Finance India Ltd.	59,033	224,063
Archean Chemical Industries Ltd., NVS	16,758	141,767
Arvind Ltd.	47,426	212,858
Asahi India Glass Ltd.	31,060	252,098
Aster DM Healthcare Ltd.(b)	52,782	312,950
AstraZeneca Pharma India Ltd.	1,767	137,648
Atul Ltd.	3,420	295,776
AurionPro Solutions Ltd.	5,377	104,011
Avanti Feeds Ltd.	14,184	98,594
Bajaj Electricals Ltd.	12,939	117,474
Balaji Amines Ltd.	3,819	93,448
Balrampur Chini Mills Ltd.	40,227	279,169
Bandhan Bank Ltd.(b)	205,656	412,353
BASF India Ltd.	3,078	219,176
Bata India Ltd.	13,053	218,363
Bayer CropScience Ltd.	4,161	280,579
BEML Ltd., (Acquired 02/10/22, Cost: $129,832)(e)	5,985	301,225
Bharat Dynamics Ltd.	26,106	356,128
Biocon Ltd.	113,202	490,691
Birla Corp. Ltd.	8,330	122,723
Birlasoft Ltd.	48,820	342,462
BLS International Services Ltd.	41,724	192,631
Blue Dart Express Ltd.	1,881	167,295
Blue Star Ltd.	38,361	842,647
Borosil Renewables Ltd.(a)	21,843	114,652
Brigade Enterprises Ltd.	37,107	547,508
Brookfield India Real Estate Trust(b)	56,316	192,656
Campus Activewear Ltd.(a)	28,385	95,999
Can Fin Homes Ltd.	25,308	247,601
Carborundum Universal Ltd.	31,350	542,476
Castrol India Ltd.	108,482	258,605
CCL Products India Ltd.	26,847	251,831
CE Info Systems Ltd.	5,472	113,948
Ceat Ltd.	6,384	233,428
Cello World Ltd., NVS	14,991	140,542
Central Depository Services India Ltd.	30,438	592,949
Century Plyboards India Ltd.	17,442	150,047
Cera Sanitaryware Ltd.	1,710	150,022
CESC Ltd.	179,830	371,367
Chalet Hotels Ltd.(a)	26,562	280,483
Chambal Fertilisers and Chemicals Ltd.	54,500	333,404

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Chemplast Sanmar Ltd.(a)	24,660	$145,982
Chennai Petroleum Corp. Ltd.	16,416	122,023
Cholamandalam Financial Holdings Ltd.	28,557	552,593
CIE Automotive India Ltd.	41,667	237,452
City Union Bank Ltd.	101,390	215,837
Clean Science & Technology Ltd.	6,954	105,897
CMS Info Systems Ltd.	43,491	256,056
Coforge Ltd.	16,193	1,670,971
Computer Age Management Services Ltd.	12,494	731,811
Coromandel International Ltd.	31,977	678,601
Craftsman Automation Ltd.	3,258	197,173
CreditAccess Grameen Ltd.	16,880	180,642
CRISIL Ltd.	5,358	340,137
Crompton Greaves Consumer Electricals Ltd.	170,031	826,402
Cyient Ltd.	23,541	517,876
Data Patterns India Ltd.(a)	7,467	222,029
Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,838	339,968
Deepak Nitrite Ltd.	16,245	525,148
Delhivery Ltd.(a)	129,016	514,029
Devyani International Ltd.(a)	116,052	227,718
Dr Lal PathLabs Ltd.(b)	10,317	367,061
Easy Trip Planners Ltd., NVS	580,992	124,167
eClerx Services Ltd.	7,279	301,675
Edelweiss Financial Services Ltd.	156,588	228,715
EID Parry India Ltd.	30,232	307,688
EIH Ltd.	72,618	326,543
Elecon Engineering Co. Ltd.	26,254	182,045
Electronics Mart India Ltd., NVS(a)	37,962	81,181
Electrosteel Castings Ltd.	92,853	168,233
Elgi Equipments Ltd.	53,620	406,800
Emami Ltd.	55,168	447,753
Embassy Office Parks REIT	231,192	1,016,278
Endurance Technologies Ltd.(b)	9,655	268,923
Engineers India Ltd.	80,997	193,769
EPL Ltd.	51,357	156,195
Equinox India Developments Ltd.(a)	136,002	221,177
Equitas Small Finance Bank Ltd.(b)	176,410	130,551
Eris Lifesciences Ltd.(a)(b)	14,763	251,888
Exide Industries Ltd.	117,306	629,852
Federal Bank Ltd.	501,200	1,253,600
Fine Organic Industries Ltd.	2,430	149,787
Finolex Cables Ltd.	18,753	255,638
Finolex Industries Ltd.	69,540	221,765
Firstsource Solutions Ltd.	96,306	419,815
Five-Star Business Finance Ltd., NVS(a)	47,082	366,344
Fortis Healthcare Ltd.	132,411	1,035,895
Garden Reach Shipbuilders & Engineers Ltd.	7,598	151,410
Garware Hi-Tech Films Ltd.	2,494	145,937
GE T&D India Ltd.	26,733	557,163
Genus Power Infrastructures Ltd.	21,570	113,016
GHCL Ltd.	21,489	153,299
Gillette India Ltd.	1,995	232,069
Gland Pharma Ltd.(b)	8,484	175,013
GlaxoSmithKline Pharmaceuticals Ltd.	11,856	343,642
Glenmark Pharmaceuticals Ltd.	41,485	751,717
Global Health Ltd., NVS(a)	25,023	318,913
GMM Pfaudler Ltd.	10,773	156,071
Go Digit General Insurance Ltd.(a)	47,025	190,780
Go Fashion India Ltd.(a)	10,040	133,506
Godawari Power and Ispat Ltd.	96,563	216,301
Godfrey Phillips India Ltd.	4,038	272,160
Godrej Industries Ltd.(a)	21,774	277,934
Security	Shares	Value
India (continued)
Gokaldas Exports Ltd.(a)	17,043	$194,833
Granules India Ltd.	40,755	282,336
Graphite India Ltd.	26,885	166,368
Gravita India Ltd.	6,498	167,814
Great Eastern Shipping Co. Ltd. (The)	31,179	406,837
Greenpanel Industries Ltd.	20,064	82,637
Grindwell Norton Ltd.	12,855	320,430
Gujarat Ambuja Exports Ltd.	47,110	69,445
Gujarat Fluorochemicals Ltd.	7,809	366,744
Gujarat Gas Ltd.	38,076	216,483
Gujarat Mineral Development Corp. Ltd.	25,251	103,435
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	27,531	208,891
Gujarat State Fertilizers & Chemicals Ltd.	62,814	167,168
Gujarat State Petronet Ltd.	77,406	325,430
Happiest Minds Technologies Ltd.	22,686	194,796
HBL Power Systems Ltd.	31,005	229,589
HFCL Ltd.	221,970	340,455
HG Infra Engineering Ltd.	6,669	105,398
Himadri Speciality Chemical Ltd.	48,678	304,568
Hindustan Construction Co. Ltd.(a)	352,431	179,328
Hindustan Copper Ltd.	82,365	270,078
Hindustan Foods Ltd.(a)	17,670	116,242
Honasa Consumer Ltd., NVS(a)	39,899	125,003
ICICI Securities Ltd.(b)	29,543	305,514
IFCI Ltd.(a)	213,750	162,111
IIFL Finance Ltd.	62,959	314,408
IIFL Securities Ltd.	32,132	124,697
Indegene Ltd.(a)	12,564	101,606
India Cements Ltd. (The)(a)	41,759	181,363
IndiaMART Intermesh Ltd.(b)	8,322	231,313
Indian Energy Exchange Ltd.(b)	127,425	266,534
Indigo Paints Ltd.	4,503	76,643
Indo Count Industries Ltd.	28,500	109,797
Indraprastha Gas Ltd.	74,139	287,891
Infibeam Avenues Ltd.	417,639	134,202
Inox Wind Ltd.(a)	162,089	367,810
Intellect Design Arena Ltd.	25,820	219,780
ION Exchange India Ltd., NVS	24,825	195,034
Ipca Laboratories Ltd.	37,772	691,097
IRB Infrastructure Developers Ltd., NVS	503,481	319,603
IRCON International Ltd.(b)	111,891	278,775
ITD Cementation India Ltd.	22,330	138,506
Jai Balaji Industries Ltd., NVS(a)	10,260	110,721
Jai Corp. Ltd.	17,442	75,817
Jain Irrigation Systems Ltd.(a)	118,218	101,381
Jaiprakash Power Ventures Ltd.(a)	1,020,927	223,393
Jammu & Kashmir Bank Ltd. (The)	141,303	163,496
JB Chemicals & Pharmaceuticals Ltd., NVS	19,893	409,479
JBM Auto Ltd.	9,462	175,950
Jindal Saw Ltd.	69,768	254,776
JK Cement Ltd.	10,488	532,341
JK Lakshmi Cement Ltd.	18,354	169,772
JK Paper Ltd.	25,878	129,996
JK Tyre & Industries Ltd.	33,345	151,441
JM Financial Ltd.	136,002	220,118
JSW Holdings Ltd./India(a)	800	133,923
Jubilant Ingrevia Ltd.	22,351	208,060
Jubilant Pharmova Ltd., Class A	21,546	315,738
Jupiter Wagons Ltd., NVS	48,393	283,075
Just Dial Ltd.(a)	7,011	91,995
Jyothy Labs Ltd.	45,372	226,096
Kajaria Ceramics Ltd.	24,715	354,008

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Kalpataru Projects International Ltd.	28,557	$386,758
Kansai Nerolac Paints Ltd.	57,456	191,430
Karnataka Bank Ltd. (The)	56,829	142,973
Karur Vysya Bank Ltd. (The)	123,675	347,264
Kaveri Seed Co. Ltd.	9,348	95,747
Kaynes Technology India Ltd., NVS(a)	7,638	542,939
KEC International Ltd.	37,848	473,975
KEI Industries Ltd.	17,784	911,093
Kfin Technologies Ltd.	24,772	342,391
Kirloskar Brothers Ltd.	6,200	167,546
Kirloskar Ferrous Industries Ltd.	17,100	121,545
Kirloskar Oil Engines Ltd.	24,510	326,228
Kirloskar Pneumatic Co. Ltd., NVS	11,476	240,253
KNR Constructions Ltd.	49,362	191,302
KPI Green Energy Ltd.(b)	19,437	182,531
KPIT Technologies Ltd.	46,911	761,965
KPR Mill Ltd.	27,278	316,607
KRBL Ltd.	20,919	76,499
Krishna Institute of Medical Sciences Ltd.(a)(b)	71,820	501,105
KSB Ltd.	19,380	191,290
L&T Finance Ltd.	221,217	374,237
Lakshmi Machine Works Ltd.	1,496	288,309
Laurus Labs Ltd.(b)	94,734	637,350
Laxmi Organic Industries Ltd.	32,889	102,644
Lemon Tree Hotels Ltd.(a)(b)	154,869	240,061
LIC Housing Finance Ltd.	88,236	669,096
Lloyds Engineering Works Ltd., NVS	200,811	181,057
LT Foods Ltd.	52,845	249,020
Mahanagar Gas Ltd.	14,763	208,643
Maharashtra Seamless Ltd.	15,390	117,392
Mahindra & Mahindra Financial Services Ltd.	134,976	437,988
Mahindra Lifespace Developers Ltd.	32,490	190,543
Manappuram Finance Ltd.	163,445	303,314
Marksans Pharma Ltd.	52,200	212,564
Mastek Ltd.	6,555	246,697
Max Estates Ltd.(a)	15,274	99,362
Max Financial Services Ltd.(a)	70,566	949,030
Medplus Health Services Ltd.(a)	19,079	176,731
Metropolis Healthcare Ltd.(b)	8,330	211,660
Mindspace Business Parks REIT(b)	51,454	224,375
Mishra Dhatu Nigam Ltd.(b)	17,898	73,527
Motherson Sumi Wiring India Ltd.	550,734	418,436
Motilal Oswal Financial Services Ltd.	43,002	469,405
Mrs Bectors Food Specialities Ltd.	8,758	188,051
MTAR Technologies Ltd.(a)	6,498	137,776
Multi Commodity Exchange of India Ltd.	7,770	570,539
Narayana Hrudayalaya Ltd.	21,147	317,816
Natco Pharma Ltd.	22,666	369,592
National Aluminium Co. Ltd.	236,721	680,861
Nava Ltd.	16,758	210,810
Navin Fluorine International Ltd.	7,980	332,291
Nazara Technologies Ltd.(a)	11,001	130,785
NBCC India Ltd.	290,871	343,446
NCC Ltd./India	128,706	473,785
Netweb Technologies India Ltd., NVS	4,350	142,169
Network18 Media & Investments Ltd.(a)	118,465	110,823
Neuland Laboratories Ltd.	2,335	463,009
Newgen Software Technologies Ltd.	20,634	289,483
NIIT Learning Systems Ltd., NVS	30,381	169,044
Nippon Life India Asset Management Ltd.(b)	40,698	331,101
NLC India Ltd.	105,564	324,926
NMDC Steel Ltd., NVS(a)	264,013	144,214
Security	Shares	Value
India (continued)
Nuvama Wealth Management Ltd., NVS	2,858	$222,424
Nuvoco Vistas Corp. Ltd.(a)	28,671	119,276
Odigma Consultancy Solutions, NVS(a)	4,939	8,011
Olectra Greentech Ltd.	13,395	254,241
One 97 Communications Ltd., NVS(a)	76,137	816,427
Orient Cement Ltd.	39,387	160,236
Orient Electric Ltd.	37,563	104,536
Orissa Minerals Development Co. Ltd. (The)(a)	842	78,193
Paisalo Digital Ltd.	180,405	109,657
Paradeep Phosphates Ltd., NVS(b)	101,790	134,264
Patel Engineering Ltd.(a)	98,040	61,939
PCBL Ltd.	49,704	256,488
PDS Ltd.	11,742	77,297
PG Electroplast Ltd.	32,306	277,413
Piramal Enterprises Ltd.	30,495	428,770
Piramal Pharma Ltd., NVS	172,881	550,897
PNB Housing Finance Ltd.(a)(b)	40,128	424,448
PNC Infratech Ltd.	34,941	122,873
Poly Medicure Ltd.	10,815	356,688
Poonawalla Fincorp Ltd.	75,410	317,123
Praj Industries Ltd.	38,247	374,223
Pricol Ltd.(a)	32,271	185,368
Procter & Gamble Health Ltd.	1,799	110,224
Protean eGov Technologies Ltd.	5,552	117,279
PTC India Ltd.	59,622	123,004
PTC Industries Ltd., NVS(a)	1,257	178,604
Puravankara Ltd.	15,772	71,032
PVR Inox Ltd.(a)	20,292	370,779
Quess Corp. Ltd.(b)	22,287	186,393
Radico Khaitan Ltd.	22,515	656,201
Rain Industries Ltd.	64,752	118,260
Rainbow Children's Medicare Ltd.	15,668	294,720
Rajesh Exports Ltd.(a)	19,950	56,287
Ramco Cements Ltd. (The)	30,438	366,300
Ramkrishna Forgings Ltd.	29,013	332,840
Ratnamani Metals & Tubes Ltd.	8,493	345,591
RattanIndia Enterprises Ltd.(a)	140,720	110,046
RattanIndia Power Ltd.(a)	698,494	110,514
Raymond Lifestyle Ltd., NVS(a)	8,745	211,840
Raymond Ltd.	10,089	196,534
RBL Bank Ltd.(b)	134,748	247,915
Redington Ltd.	166,611	390,194
Redtape Ltd./India(a)	10,324	100,016
Relaxo Footwears Ltd.	21,240	168,618
Reliance Infrastructure Ltd.(a)	67,258	222,906
Reliance Power Ltd.(a)	753,509	345,113
Restaurant Brands Asia Ltd.(a)	108,414	111,790
Rhi Magnesita India Ltd.	22,454	138,567
Route Mobile Ltd.	10,540	179,883
RR Kabel Ltd., NVS	8,208	140,071
Safari Industries India Ltd.	8,037	246,757
Sammaan Capital Ltd.	140,113	279,302
Sanofi Consumer Healthcare India Ltd., NVS(a)	2,414	137,858
Sanofi India Ltd.	1,857	140,446
Sapphire Foods India Ltd.(a)	61,845	239,345
Saregama India Ltd.	24,420	147,510
Senco Gold Ltd., NVS	7,860	107,452
Shakti Pumps India Ltd.	2,030	18,746
Sheela Foam Ltd.(a)	12,141	121,002
Shivalik Bimetal Controls Ltd., NVS	7,296	47,946
Shoppers Stop Ltd.(a)	14,421	102,147
Shree Renuka Sugars Ltd.(a)	240,198	121,525

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
SJVN Ltd.	219,820	$300,476
SKF India Ltd.	6,612	392,472
Sobha Ltd.	12,580	248,931
Sonata Software Ltd.	46,911	348,180
South Indian Bank Ltd. (The)	401,679	115,760
Star Health & Allied Insurance Co. Ltd.(a)	46,957	261,735
Sterling and Wilson Renewable(a)	31,806	183,502
Sterlite Technologies Ltd.(a)	68,047	95,241
Strides Pharma Science Ltd.	19,779	383,614
Sumitomo Chemical India Ltd.	33,973	222,177
Sun TV Network Ltd.	30,267	272,225
Sundram Fasteners Ltd.	29,754	406,368
Suprajit Engineering Ltd.	31,806	175,007
Supreme Petrochem Ltd., NVS	21,888	185,460
Surya Roshni Ltd., NVS	11,685	79,293
Suven Pharmaceuticals Ltd.(a)	31,940	493,637
Swan Energy Ltd.	29,653	214,768
Syngene International Ltd.(b)	49,917	556,585
Tamilnad Mercantile Bank Ltd., NVS	20,597	115,552
Tanla Platforms Ltd.	13,053	108,796
Tata Chemicals Ltd.	34,827	459,195
Tata Investment Corp. Ltd.	3,591	282,839
TeamLease Services Ltd.(a)	3,819	130,993
Techno Electric & Engineering Co. Ltd.	14,906	260,996
Tejas Networks Ltd.(a)(b)	22,059	345,522
Texmaco Rail & Engineering Ltd.	77,520	196,195
Thanga Mayil Jewellery Ltd., NVS	4,788	112,601
Timken India Ltd.	9,533	381,753
Tips Industries Ltd.	13,746	140,059
Titagarh Rail System Ltd.	24,795	355,419
Transformers & Rectifiers India Ltd.	13,630	162,329
Transport Corp. of India Ltd.	9,120	115,603
Trident Ltd.	393,585	158,711
Triveni Engineering & Industries Ltd.	31,115	147,575
Triveni Turbine Ltd.	40,128	366,653
TTK Prestige Ltd.	14,194	142,149
TVS Holdings Ltd.	1,653	231,029
UNO Minda Ltd.	58,710	733,117
Usha Martin Ltd.	47,423	213,600
UTI Asset Management Co. Ltd.	13,295	204,801
VA Tech Wabag Ltd.(a)	12,238	260,498
Vardhman Textiles Ltd.	33,459	188,812
Varroc Engineering Ltd.(a)(b)	15,960	98,360
Vedant Fashions Ltd.	15,504	263,763
Vesuvius India Ltd.	2,394	152,429
V-Guard Industries Ltd.	51,414	254,107
Vijaya Diagnostic Centre Pvt Ltd.	16,473	227,746
Vinati Organics Ltd.	7,695	170,105
VIP Industries Ltd.	22,455	137,230
V-Mart Retail Ltd.(a)	3,975	186,713
Voltamp Transformers Ltd.	1,897	228,643
Waaree Renewable Technologies Ltd., NVS	9,668	169,037
Welspun Corp. Ltd.	33,060	303,963
Welspun Enterprises Ltd.	17,613	111,303
Welspun Living Ltd.	72,809	131,804
West Coast Paper Mills Ltd.	9,405	64,005
Whirlpool of India Ltd.	17,157	376,347
Wockhardt Ltd.(a)	20,748	345,538
Zee Entertainment Enterprises Ltd.	207,195	317,928
Zen Technologies Ltd.	12,614	284,482
Zensar Technologies Ltd.	35,397	319,375
Security	Shares	Value
India (continued)
ZF Commercial Vehicle Control Systems India Ltd.	1,713	$253,384
		103,016,796
Indonesia — 1.9%
AKR Corporindo Tbk PT	2,314,200	179,768
Aneka Tambang Tbk	2,154,600	194,870
Aspirasi Hidup Indonesia Tbk PT	2,097,600	102,068
Astra Agro Lestari Tbk PT	125,400	49,068
Bank Jago Tbk PT(a)	1,288,200	214,864
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	558,764	33,149
Bank Tabungan Negara Persero Tbk PT	1,550,400	125,831
BFI Finance Indonesia Tbk PT	2,907,000	170,622
Bukalapak.com PT Tbk(a)	22,931,100	176,726
Bukit Asam Tbk PT	1,060,200	180,715
Bumi Resources Minerals Tbk PT(a)	16,946,400	442,777
Bumi Resources Tbk PT(a)	30,177,200	279,965
Bumi Serpong Damai Tbk PT(a)	1,476,300	93,171
Ciputra Development Tbk PT	2,741,763	185,411
Elang Mahkota Teknologi Tbk PT	4,098,300	125,816
Erajaya Swasembada Tbk PT	2,383,000	62,263
ESSA Industries Indonesia Tbk PT	3,122,400	161,780
Gudang Garam Tbk PT(a)	125,400	101,543
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT(a)	963,300	66,267
Indika Energy Tbk PT	530,000	46,996
Indo Tambangraya Megah Tbk PT	108,300	182,152
Indocement Tunggal Prakarsa Tbk PT	290,700	125,608
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,040,657	74,052
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,755,600	189,640
Jasa Marga Persero Tbk PT	775,200	217,712
Map Aktif Adiperkasa PT	3,762,000	261,168
MD Entertainment Tbk PT	464,000	99,857
Medco Energi Internasional Tbk PT	1,755,012	120,852
Medikaloka Hermina Tbk PT	1,875,300	180,488
Mitra Adiperkasa Tbk PT	2,622,000	260,579
Mitra Keluarga Karyasehat Tbk PT	1,271,178	206,983
Pabrik Kertas Tjiwi Kimia Tbk PT	501,600	201,020
Pacific Strategic Financial Tbk PT(a)	2,201,000	141,686
Pakuwon Jati Tbk PT	4,485,000	118,317
Panin Financial Tbk PT(a)	5,073,000	137,671
Perusahaan Gas Negara Tbk PT	2,832,900	272,142
Sarana Menara Nusantara Tbk PT	4,913,400	218,615
Sawit Sumbermas Sarana Tbk PT(a)	1,305,300	104,210
Semen Indonesia Persero Tbk PT	803,700	177,529
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	2,896,050	97,784
Transcoal Pacific Tbk PT	359,100	172,808
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	26,725
XL Axiata Tbk PT	1,208,400	169,525
		6,750,793
Kuwait — 1.1%
Agility Public Warehousing Co. KSC	433,536	374,646
Al Ahli Bank of Kuwait KSCP	308,350	271,047
Ali Alghanim Sons Automotive Co. KSCC, NVS	44,859	154,193
Boubyan Petrochemicals Co. KSCP	108,246	243,604
Burgan Bank SAK	225,663	133,615
Commercial Real Estate Co. KSC	465,519	235,619
Gulf Cable & Electrical Industries Co. KSCP	35,169	183,222
Humansoft Holding Co. KSC	29,293	236,249
Jazeera Airways Co. KSCP(a)	29,627	105,656

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Kuwait (continued)
Kuwait International Bank KSCP	355,185	$217,167
Kuwait Projects Co. Holding KSCP(a)	579,462	183,973
Kuwait Real Estate Co. KSC	263,639	208,941
Kuwait Telecommunications Co.	107,901	192,643
National Industries Group Holding SAK	552,654	440,132
National Investments Co. KSCP	166,724	137,343
National Real Estate Co. KPSC(a)	393,933	101,462
Salhia Real Estate Co. KSCP	129,040	174,518
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC(a)	81,567	43,502
Warba Bank KSCP(a)	406,490	253,967
		3,891,499
Malaysia — 2.8%
AFFIN Bank Bhd	216,600	141,903
Alliance Bank Malaysia Bhd	279,300	308,629
Axis Real Estate Investment Trust	393,300	153,073
Bank Islam Malaysia Bhd(c)	228,000	137,967
Bermaz Auto Bhd(c)	392,100	178,998
British American Tobacco Malaysia Bhd	50,144	86,751
Bumi Armada Bhd(a)	772,500	99,164
Bursa Malaysia Bhd	193,850	386,486
Carlsberg Brewery Malaysia Bhd	55,500	261,206
Chin Hin Group Bhd, NVS(a)	341,300	178,136
CTOS Digital Bhd	520,500	148,834
D&O Green Technologies Bhd	165,500	69,660
Dialog Group Bhd	940,500	391,879
DRB-Hicom Bhd	320,000	73,590
Fraser & Neave Holdings Bhd	45,600	283,315
Frontken Corp. Bhd	433,850	391,542
Greatech Technology Bhd(a)	297,200	137,875
HAP Seng Consolidated Bhd	125,400	109,178
Hartalega Holdings Bhd	438,900	347,946
Heineken Malaysia Bhd	44,700	241,350
Hibiscus Petroleum Bhd	234,580	107,119
IJM Corp. Bhd	579,500	389,309
IOI Properties Group Bhd	450,300	204,963
Kossan Rubber Industries Bhd	430,500	240,645
KPJ Healthcare Bhd	388,300	217,885
Lotte Chemical Titan Holding Bhd(a)(b)	88,500	13,638
Mah Sing Group Bhd	232,000	87,920
Malaysian Pacific Industries Bhd	28,200	151,711
MBSB Bhd	934,800	156,757
My EG Services Bhd	1,725,300	336,438
Padini Holdings Bhd	165,500	126,592
Pavilion REIT	232,000	77,855
Pentamaster Corp. Bhd	188,150	142,053
Sam Engineering & Equipment M Bhd	125,400	116,336
Scientex Bhd	233,700	239,709
Sime Darby Property Bhd(c)	988,000	319,152
SP Setia Bhd Group	644,100	193,180
Sports Toto Bhd	267,906	87,483
Sunway Construction Group Bhd	205,200	198,699
Sunway REIT	444,600	182,987
Supermax Corp. Bhd(a)	541,516	102,334
Syarikat Takaful Malaysia Keluarga Bhd	85,544	72,749
TIME dotCom Bhd	358,400	387,337
Top Glove Corp. Bhd(a)	1,402,200	369,460
Unisem M Bhd	136,800	89,884
United Plantations Bhd	45,600	310,839
UWC Bhd(a)	160,000	99,595
ViTrox Corp. Bhd	194,200	143,549
VS Industry Bhd	832,250	191,472
Security	Shares	Value
Malaysia (continued)
Yinson Holdings Bhd	324,900	$190,043
		9,675,175
Mexico — 1.4%
Alsea SAB de CV	148,200	329,082
Banco del Bajio SA(b)	185,600	393,105
Bolsa Mexicana de Valores SAB de CV	110,000	174,385
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	261,000	201,031
Corp Inmobiliaria Vesta SAB de CV	233,735	561,632
FIBRA Macquarie Mexico(b)	205,235	320,508
GCC SAB de CV	45,620	408,888
Genomma Lab Internacional SAB de CV, Class B	205,200	273,432
Gentera SAB de CV	347,700	443,610
Grupo Rotoplas SAB de CV	108,726	96,979
Grupo Televisa SAB, CPO	615,600	243,297
Grupo Traxion SAB de CV, Class A(a)(b)	108,337	88,143
La Comer SAB de CV	79,800	129,418
Megacable Holdings SAB de CV, CPO	119,700	230,640
Orbia Advance Corp. SAB de CV	87,000	78,115
Qualitas Controladora SAB de CV	57,000	431,703
Regional SAB de CV	68,400	384,260
		4,788,228
Peru — 0.1%
Intercorp Financial Services Inc.	9,174	254,579
Philippines — 0.7%
ACEN Corp.	2,679,000	181,870
Alliance Global Group Inc.	741,000	110,957
AREIT Inc.	250,800	170,451
Bloomberry Resorts Corp.(a)	718,200	67,198
Century Pacific Food Inc.	381,900	273,553
Converge Information and Communications Technology Solutions Inc.	552,000	154,460
D&L Industries Inc.	557,900	57,638
DigiPlus Interactive Corp.	377,000	140,165
DMCI Holdings Inc.	849,500	154,530
GT Capital Holdings Inc.	27,930	312,307
LT Group Inc.	563,500	97,641
Megaworld Corp.	3,249,000	113,106
Puregold Price Club Inc.	313,500	163,744
Robinsons Land Corp.	563,000	127,567
Robinsons Retail Holdings Inc.	51,300	31,322
Semirara Mining & Power Corp., Class A	239,400	131,128
Wilcon Depot Inc.	387,600	85,991
		2,373,628
Poland — 1.3%
AmRest Holdings SE(a)	22,730	119,666
Asseco Poland SA	13,598	303,801
Bank Millennium SA(a)	174,145	362,562
Benefit Systems SA	570	373,398
CCC SA(a)	12,737	652,815
Cyfrowy Polsat SA(a)	67,734	239,857
Enea SA(a)	74,271	211,991
Grupa Azoty SA(a)	16,213	76,507
Grupa Kety SA	2,223	396,924
Jastrzebska Spolka Weglowa SA, Class S(a)	13,509	85,028
KRUK SA	4,788	498,429
Orange Polska SA	160,569	304,091
Pepco Group NV(a)	46,282	181,576
Tauron Polska Energia SA(a)	286,710	257,439
Warsaw Stock Exchange	5,850	62,166

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
XTB SA(b)	18,888	$329,488
		4,455,738
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	26,334	104,657
Baladna	266,705	96,778
Doha Bank QPSC	512,544	257,397
Estithmar Holding QPSC(a)	237,635	115,976
Gulf International Services QSC	276,656	231,492
Gulf Warehousing Co.	97,896	85,545
Qatar Aluminum Manufacturing Co.	672,942	233,815
Qatar Navigation QSC	265,050	793,841
United Development Co. QSC	438,957	135,897
Vodafone Qatar QSC	491,169	247,605
		2,303,003
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	446
Detsky Mir PJSC(a)(b)(d)	238,520	22
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	13
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	3
IPJSC United Medical Group, GDR(a)(d)(f)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	6
QIWI PLC, ADR(a)(d)	20,971	2
Segezha Group PJSC(a)(b)(d)	1,675,000	157
Sistema AFK PAO(a)(d)	1,865,280	175
Sovcomflot PJSC(a)(d)	338,350	32
		857
Saudi Arabia — 3.8%
Abdullah Al Othaim Markets Co.	125,514	367,727
Al Hammadi Holding	23,830	257,208
Al Jouf Agricultural Development Co.	6,897	108,500
Al Masane Al Kobra Mining Co.	9,177	167,081
Al Moammar Information Systems Co.(a)	4,840	220,299
Al Rajhi REIT	68,457	153,332
Alamar Foods, NVS	2,337	46,863
Al-Dawaa Medical Services Co.	8,835	184,139
Aldrees Petroleum and Transport Services Co.	13,908	429,650
AlKhorayef Water & Power Technologies Co.(a)	5,586	213,811
Almunajem Foods Co.	5,928	151,750
Alujain Corp.(a)	15,548	148,936
Arabian Cement Co./Saudi Arabia	14,250	99,074
Arabian Centres Co.(b)	48,678	257,909
Arabian Contracting Services Co.(a)	4,673	200,347
Arriyadh Development Co.	29,955	208,762
Astra Industrial Group	11,343	498,779
BinDawood Holding Co.	72,846	127,494
Catrion Catering Holding Co.	12,369	411,599
City Cement Co.	25,182	118,679
East Pipes Integrated Co. for Industry, NVS	3,990	152,722
Eastern Province Cement Co.	13,960	123,737
Electrical Industries Co.	157,491	296,797
Emaar Economic City(a)	112,575	237,621
Etihad Atheeb Telecommunication Co.	6,156	188,531
Halwani Brothers Co.(a)	3,274	46,607
Herfy Food Services Co.(a)	8,939	55,672
Jadwa REIT Saudi Fund	56,316	153,276
Jahez International Co., NVS(a)	28,101	272,640
Jamjoom Pharmaceuticals Factory Co., NVS	5,928	248,045
Leejam Sports Co. JSC	7,615	368,779
Maharah Human Resources Co.	68,913	113,855
Middle East Healthcare Co.(a)	11,685	217,754
Middle East Paper Co.(a)	12,597	120,206
Security	Shares	Value
Saudi Arabia (continued)
National Agriculture Development Co. (The)(a)	45,600	$291,577
National Co. for Learning & Education	5,757	350,915
National Gas & Industrialization Co.	11,400	305,279
National Industrialization Co.(a)	76,062	209,330
National Medical Care Co.	7,068	305,086
Qassim Cement Co. (The)	12,305	174,901
Rasan Information Technology Co.(a)	9,151	178,472
Retal Urban Development Co., NVS	67,897	308,136
Saudi Automotive Services Co.	10,908	197,700
Saudi Cement Co.	18,183	198,920
Saudi Ceramic Co.(a)	17,604	165,234
Saudi Chemical Co. Holding	123,397	301,227
Saudi Ground Services Co.	27,531	360,543
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	13,965	110,177
Saudi Public Transport Co.(a)	25,820	151,038
Saudi Real Estate Co.(a)	49,020	335,758
Saudia Dairy & Foodstuff Co.	4,635	416,014
Seera Group Holding(a)	45,950	292,303
Sinad Holding Co.(a)	27,173	99,874
Southern Province Cement Co.	14,877	130,697
Sustained Infrastructure Holding Co.	16,872	131,933
Tanmiah Food Co.	2,974	102,302
Theeb Rent A Car Co.	8,208	163,859
United Electronics Co.	11,720	308,944
United International Transportation Co.	11,149	231,784
Yamama Cement Co.	31,610	263,091
Yanbu Cement Co.	22,455	140,818
		13,194,093
South Africa — 3.8%
Adcock Ingram Holdings Ltd.	1,881	7,179
AECI Ltd.	27,939	142,826
African Rainbow Minerals Ltd.	28,443	250,993
AVI Ltd.	93,091	568,825
Barloworld Ltd.	41,168	195,503
Coronation Fund Managers Ltd.	69,395	155,343
Dis-Chem Pharmacies Ltd.(b)	134,862	283,703
DRDGOLD Ltd.	129,732	127,455
Equites Property Fund Ltd.	219,655	176,541
Fortress Real Estate Investments Ltd., Series B, Class B	360,525	396,220
Foschini Group Ltd. (The)	89,262	844,549
Grindrod Ltd.	209,945	150,325
Growthpoint Properties Ltd.	850,725	613,386
Hosken Consolidated Investments Ltd.	12,635	121,208
Hyprop Investments Ltd.	109,194	270,860
Investec Ltd.	71,022	506,679
JSE Ltd.	21,489	140,984
Life Healthcare Group Holdings Ltd.	313,671	290,406
Momentum Group Ltd.	294,234	492,071
Motus Holdings Ltd.	40,755	278,468
Mr. Price Group Ltd.	69,426	1,112,597
MultiChoice Group(a)	70,338	418,914
Netcare Ltd.	248,995	204,545
Ninety One Ltd.	50,813	104,919
Northam Platinum Holdings Ltd.	89,030	555,837
Oceana Group Ltd.	32,775	122,795
Omnia Holdings Ltd.	43,719	176,927
Pick n Pay Stores Ltd.(a)	151,831	254,509
Redefine Properties Ltd.	1,915,884	482,793
Resilient REIT Ltd.(c)	86,000	281,873
Reunert Ltd.	50,730	214,085

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Santam Ltd.	8,778	$183,792
Sappi Ltd.	158,232	442,653
SPAR Group Ltd. (The)(a)	50,388	401,258
Super Group Ltd./South Africa	102,372	162,380
Telkom SA SOC Ltd.(a)	84,895	159,647
Thungela Resources Ltd.	35,910	256,021
Tiger Brands Ltd.	44,802	628,328
Truworths International Ltd.	95,931	543,438
Vukile Property Fund Ltd.	317,490	322,490
Wilson Bayly Holmes-Ovcon Ltd.	13,851	156,913
		13,200,238
South Korea — 10.6%
ABLBio Inc.(a)	9,918	194,539
Advanced Nano Products Co. Ltd.	3,078	149,495
Amorepacific Group	8,607	136,928
APR Corp./Korea(a)	5,022	177,973
Asiana Airlines Inc.(a)	10,078	77,693
BGF retail Co. Ltd.	2,337	181,701
BH Co. Ltd.	7,361	86,643
Bioneer Corp.(a)	6,620	95,284
BNK Financial Group Inc.	69,084	524,147
Boryung	12,084	88,409
Caregen Co. Ltd.	4,690	80,167
Cellivery Therapeutics Inc.(a)(d)	10,519	32,740
Celltrion Pharm Inc.(a)	4,466	182,335
Chabiotech Co. Ltd.(a)(c)	13,510	145,692
Cheil Worldwide Inc.	16,473	215,111
Cheryong Electric Co. Ltd.	2,850	84,840
Chong Kun Dang Pharmaceutical Corp.	2,166	147,787
CJ Corp.	3,762	259,906
CJ ENM Co. Ltd.(a)	3,035	141,113
CJ Logistics Corp.	2,622	154,233
Classys Inc.	4,161	139,318
Cosmax Inc.	2,337	223,785
Cosmecca Korea Co. Ltd.(a)	1,798	65,330
CosmoAM&T Co. Ltd.(a)	6,554	292,042
Cosmochemical Co. Ltd.(a)	7,824	97,428
Creative & Innovative System(a)	16,587	97,927
CS Wind Corp.	7,410	213,778
Daeduck Electronics Co. Ltd./New	9,633	99,595
Daejoo Electronic Materials Co. Ltd.(a)	3,306	197,935
Daesang Corp.	7,694	113,321
Daewoo Engineering & Construction Co. Ltd.(a)	49,248	130,503
Daewoong Co. Ltd.	6,498	98,965
Daewoong Pharmaceutical Co. Ltd.	1,490	131,522
Daishin Securities Co. Ltd.	6,722	82,194
Daou Technology Inc.	6,726	88,233
DB HiTek Co. Ltd.	9,120	207,305
Dentium Co. Ltd.	2,166	92,319
DGB Financial Group Inc.	34,485	219,694
DL E&C Co. Ltd.	8,094	195,871
DL Holdings Co. Ltd.	3,648	90,878
Dong-A Socio Holdings Co. Ltd.	1,197	93,410
Dong-A ST Co. Ltd., Class A	1,767	77,435
Dongjin Semichem Co. Ltd.	10,545	166,900
DongKook Pharmaceutical Co. Ltd.	9,239	109,898
Dongsuh Companies Inc.	9,426	189,182
Dongwon F&B Co. Ltd.	3,115	72,130
Doosan Co. Ltd.	2,155	301,405
Doosan Fuel Cell Co. Ltd.(a)	11,343	150,690
DoubleUGames Co. Ltd.	3,534	130,495
Douzone Bizon Co. Ltd.	5,187	264,849
Security	Shares	Value
South Korea (continued)
Duk San Neolux Co. Ltd.(a)	3,200	$57,345
Ecopro HN Co. Ltd.	3,135	86,821
E-MART Inc.	5,187	239,745
EMRO Inc., NVS(a)	2,280	115,408
Eo Technics Co. Ltd.	2,337	198,179
ESR Kendall Square REIT Co. Ltd.	46,721	161,095
Eugene Technology Co. Ltd.(c)	4,788	115,701
F&F Co. Ltd./New	4,104	157,948
Fila Holdings Corp.	11,514	335,999
Foosung Co. Ltd.(a)	21,204	80,653
Green Cross Corp.	1,710	186,023
Green Cross Holdings Corp.	8,885	98,832
GS Engineering & Construction Corp.(a)	17,784	248,825
GS Retail Co. Ltd.	10,944	180,909
Hana Materials Inc.(c)	2,736	45,601
Hana Micron Inc.	14,934	104,436
Hana Tour Service Inc.	3,860	165,286
Hanall Biopharma Co. Ltd.(a)	9,106	235,537
Hanil Cement Co. Ltd./New	8,037	83,117
Hankook & Co. Co. Ltd.	7,239	89,731
Hanmi Science Co. Ltd.	5,286	125,138
Hanon Systems	42,406	120,967
Hansae Co. Ltd.	5,478	55,800
Hansol Chemical Co. Ltd.	2,565	185,062
Hanssem Co. Ltd.	2,622	101,574
Hanwha Corp.	8,778	188,535
Hanwha Engine(a)	14,152	164,847
Hanwha Industrial Solutions Co. Ltd./ New(a)	9,598	229,793
Hanwha Investment & Securities Co. Ltd.(a)	43,833	111,206
Hanwha Life Insurance Co. Ltd.	85,842	166,374
Hanwha Solutions Corp.	27,028	315,983
Hanwha Systems Co. Ltd.	19,665	326,700
HD Hyundai Construction Equipment Co. Ltd	3,477	154,685
HD Hyundai Infracore Co. Ltd.	37,455	204,151
HD Hyundai Mipo(a)	6,612	597,245
HDC Hyundai Development Co-Engineering & Construction, Class E	11,286	167,604
Hite Jinro Co. Ltd.	9,215	138,274
HL Mando Co. Ltd.	8,550	237,372
HLB Life Science Co. Ltd.(a)	29,526	221,634
Hlb Pharma Ceutical Co. Ltd.(a)	7,134	114,804
HLB Therapeutics Co. Ltd.(a)	18,966	144,833
Hotel Shilla Co. Ltd.	8,320	236,521
HPSP Co. Ltd.	11,870	228,029
HS Hyosung Advanced Materials Corp.	798	96,848
Hugel Inc.(a)	1,710	320,612
Hyosung Corp.	2,004	64,781
Hyosung Heavy Industries Corp.	1,311	383,008
Hyosung TNC Corp.	684	95,212
Hyundai Department Store Co. Ltd.	4,448	148,097
Hyundai Elevator Co. Ltd.	6,327	242,435
Hyundai Engineering & Construction Co. Ltd.	14,770	291,060
Hyundai Feed Inc.(a)(d)	44,392	31,630
Hyundai Marine & Fire Insurance Co. Ltd.	14,649	279,790
Hyundai Steel Co.	13,862	208,923
Hyundai Wia Corp.	4,389	128,601
Iljin Hysolus Co. Ltd.(a)	5,928	78,497
Innocean Worldwide Inc.	4,389	63,301
Intellian Technologies Inc.	3,021	80,911
IS Dongseo Co. Ltd.	5,075	77,447
ISC Co. Ltd.	3,192	118,473
ISU Specialty Chemical, NVS(a)	5,110	129,637

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
IsuPetasys Co. Ltd.	13,737	$223,379
JB Financial Group Co. Ltd.	32,889	464,443
Joongang Advanced Materials Co. Ltd.(a)	18,154	109,105
JR Global REIT	57,969	123,923
Jusung Engineering Co. Ltd.	9,519	193,382
JW Pharmaceutical Corp.	4,389	74,386
JYP Entertainment Corp.	7,752	426,258
K Car Co. Ltd., NVS	7,980	75,533
Kakao Games Corp.(a)	10,944	143,002
Kangwon Land Inc.	25,821	333,903
KCC Corp.	1,254	218,186
KCC Glass Corp.	2,492	68,993
KEPCO Engineering & Construction Co. Inc.	4,788	234,538
KEPCO Plant Service & Engineering Co. Ltd.	6,213	209,910
KG Dongbusteel	15,504	73,657
KIWOOM Securities Co. Ltd.	4,014	372,038
Koh Young Technology Inc.	15,789	93,690
Kolmar Korea Co. Ltd.	4,154	157,965
Kolon Industries Inc.	4,902	98,873
Korea Electric Terminal Co. Ltd.	1,710	82,098
Korea Gas Corp.(a)	7,970	256,755
Korea Line Corp.(a)	47,536	60,619
Korea Petrochemical Ind Co. Ltd.	1,197	69,316
Korean Reinsurance Co.	33,133	192,935
Kum Yang Co. Ltd.(a)	10,324	219,394
Kumho Tire Co. Inc.(a)	33,858	116,744
Kyung Dong Navien Co. Ltd.	2,708	146,648
Lake Materials Co. Ltd.(a)	12,027	102,954
LEENO Industrial Inc.	2,736	307,189
LIG Nex1 Co. Ltd.	3,420	486,823
LigaChem Biosciences Inc.(a)	7,177	494,566
Lotte Corp.	8,151	122,369
Lotte Energy Materials Corp.	6,156	106,637
Lotte Fine Chemical Co. Ltd.	4,047	99,895
LOTTE REIT Co. Ltd.	52,330	115,507
Lotte Rental Co. Ltd.	3,819	84,784
Lotte Shopping Co. Ltd.	3,135	128,881
Lotte Tour Development Co. Ltd.(a)	17,043	107,780
LS Corp.	4,959	316,705
Lunit Inc.(a)	6,438	315,761
LX International Corp.	8,151	167,391
LX Semicon Co. Ltd.	2,964	115,357
Medytox Inc.	1,482	140,128
MegaStudyEdu Co. Ltd.	155	4,588
Mezzion Pharma Co. Ltd.(a)	6,612	146,373
Myoung Shin Industrial Co. Ltd.(c)	10,944	90,985
Naturecell Co. Ltd.(a)(c)	16,298	267,535
Nextin Inc.	3,078	122,633
NICE Information Service Co. Ltd.	11,742	101,627
NKMax Co. Ltd.(a)(d)	25,080	27,692
NongShim Co. Ltd.	912	225,538
OCI Co. Ltd.	1,539	68,687
OCI Holdings Co. Ltd.	4,275	182,863
Orion Holdings Corp.	6,510	75,401
Oscotec Inc.(a)	8,607	148,877
Ottogi Corp.	417	123,829
Pan Ocean Co. Ltd.	77,349	192,129
Paradise Co. Ltd.	13,623	98,388
Park Systems Corp.	1,481	216,509
Pearl Abyss Corp.(a)	8,607	246,205
People & Technology Inc.(a)	5,586	174,868
Peptron Inc.(a)	6,214	365,624
Security	Shares	Value
South Korea (continued)
PharmaResearch Co. Ltd.	1,990	$284,229
PI Advanced Materials Co. Ltd.(a)	4,161	49,250
Poongsan Corp.	4,674	173,222
Posco M-Tech Co. Ltd.	7,068	70,535
PSK Inc.	7,980	97,493
Rainbow Robotics(a)	2,595	284,160
S-1 Corp.	4,503	203,271
Sam Chun Dang Pharm Co. Ltd.(a)	3,814	274,080
Sam-A Aluminum Co. Ltd., Class A	1,710	45,484
Samsung Securities Co. Ltd.	16,553	567,592
Samyang Foods Co. Ltd.	1,139	426,664
Samyang Holdings Corp.	1,197	58,518
SD Biosensor Inc.(a)	14,370	113,888
Sebang Global Battery Co. Ltd.	2,052	104,649
Seegene Inc.	10,773	184,138
Seojin System Co. Ltd.(a)	8,607	158,176
SFA Engineering Corp.(c)	5,529	84,861
SFA Semicon Co. Ltd.(a)	28,215	65,535
Shinsegae Inc.	1,824	175,982
Shinsung Delta Tech Co. Ltd.	5,016	235,968
Silicon2 Co. Ltd.(a)	8,721	154,553
SK Chemicals Co. Ltd.	2,800	84,468
SK IE Technology Co. Ltd.(a)(b)	7,353	138,928
SK Networks Co. Ltd.	28,272	88,207
SK oceanplant Co. Ltd.(a)	8,721	72,565
SL Corp.	4,560	101,027
SM Entertainment Co. Ltd.	3,255	198,634
SNT Motiv Co. Ltd.	2,508	74,374
SOLUM Co. Ltd.(a)	12,255	178,746
Solus Advanced Materials Co. Ltd.	11,057	69,917
Soop Co. Ltd.	2,280	181,054
Soulbrain Co. Ltd.	1,140	148,166
ST Pharm Co. Ltd.	3,306	209,440
Studio Dragon Corp.(a)	3,534	124,724
Sungeel Hitech Co. Ltd.(a)	2,862	92,106
Synopex Inc.(a)	24,146	110,593
Taihan Electric Wire Co. Ltd.(a)	25,992	211,950
TCC Steel	5,358	133,792
TechWing Inc.	8,557	220,336
TKG Huchems Co. Ltd.	6,757	89,784
Tokai Carbon Korea Co. Ltd.	1,545	77,707
Tongyang Life Insurance Co. Ltd.	13,965	58,449
Voronoi Inc.(a)	3,477	186,100
VT Co. Ltd.(a)	5,974	125,735
Webzen Inc.	7,239	78,434
Wemade Co. Ltd.(a)	5,985	195,384
WONIK IPS Co. Ltd.(a)	7,866	130,497
Wonik QnC Corp.	5,410	72,599
W-Scope Chungju Plant Co. Ltd.(a)	5,187	46,225
YG Entertainment Inc.	3,652	125,413
Youngone Corp.	6,897	203,269
		36,528,280
Taiwan — 21.1%
AcBel Polytech Inc.	114,773	117,487
Acter Group Corp. Ltd.	30,000	291,480
ADATA Technology Co. Ltd.	57,405	155,455
Advanced Energy Solution Holding Co. Ltd.	10,000	272,417
Advanced Wireless Semiconductor Co.	57,596	180,746
Airoha Technology Corp., NVS	9,000	174,343
Allis Electric Co. Ltd.	58,185	196,964
Andes Technology Corp.(a)	13,000	147,328
AP Memory Technology Corp.	28,000	263,220

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Arcadyan Technology Corp.	57,541	$294,831
Ardentec Corp.	114,000	189,313
Asia Optical Co. Inc.	57,000	190,842
ASMedia Technology Inc.	8,000	402,397
ASPEED Technology Inc.	7,800	994,299
AURAS Technology Co. Ltd.	17,000	362,263
BES Engineering Corp.	399,000	138,560
Bizlink Holding Inc.	44,570	897,264
Bora Pharmaceuticals Co. Ltd.	16,184	430,560
Brighton-Best International Taiwan Inc.	114,000	119,851
Capital Securities Corp.	498,530	352,284
Cathay Real Estate Development Co. Ltd.	171,300	135,342
Center Laboratories Inc.	114,435	178,880
Century Iron & Steel Industrial Co. Ltd.	57,000	308,529
Chang Wah Electromaterials Inc.	114,000	172,381
Chang Wah Technology Co. Ltd.	114,500	122,022
Channel Well Technology Co. Ltd.	57,000	114,593
Charoen Pokphand Enterprise	57,300	174,813
Cheng Loong Corp.	171,000	114,564
Cheng Uei Precision Industry Co. Ltd.	114,000	281,632
Chicony Electronics Co. Ltd.	171,000	831,666
Chicony Power Technology Co. Ltd.	57,000	225,436
China Man-Made Fiber Corp.(a)	342,031	86,415
China Motor Corp.	61,200	159,775
China Petrochemical Development Corp.(a)	1,026,145	258,050
China Steel Chemical Corp.	57,000	170,531
Chin-Poon Industrial Co. Ltd.	114,000	134,914
Chipbond Technology Corp.	165,000	328,533
ChipMOS Technologies Inc.	171,000	169,469
Chong Hong Construction Co. Ltd.	57,424	158,837
Chroma ATE Inc.	114,000	1,460,993
Chung Hung Steel Corp.	228,000	138,575
Chung Hwa Pulp Corp.(a)	114,000	62,912
Chung-Hsin Electric & Machinery Manufacturing Corp.	114,000	557,990
Cleanaway Co. Ltd.	40,000	223,827
Clevo Co.	114,000	199,828
Compeq Manufacturing Co. Ltd.	280,000	529,168
Coretronic Corp.	57,400	137,985
Co-Tech Development Corp.	57,000	104,258
CSBC Corp. Taiwan(a)	228,361	117,320
CTCI Corp.	170,000	214,386
Cub Elecparts Inc.	46,615	143,710
Da-Li Development Co. Ltd.	60,250	82,713
Darfon Electronics Corp.	57,000	88,536
Delpha Construction Co. Ltd.	114,000	145,303
Dynamic Holding Co. Ltd.	57,000	108,928
Dynapack International Technology Corp.	59,000	361,246
EirGenix Inc.(a)	57,000	165,901
Elan Microelectronics Corp.	84,000	380,839
Elite Advanced Laser Corp.(a)	38,000	288,861
Elite Material Co. Ltd.	75,000	1,091,191
Elite Semiconductor Microelectronics Technology Inc.	115,000	221,861
Ennoconn Corp.	30,000	279,766
Ennostar Inc.	114,184	156,705
Episil Technologies Inc.(a)	115,425	180,218
Eternal Materials Co. Ltd.	228,129	210,271
Etron Technology Inc.(a)	126,294	128,858
Evergreen International Storage & Transport Corp.	171,000	163,811
Evergreen Steel Corp.	57,000	173,969
Everlight Electronics Co. Ltd.	114,000	274,326
Far Eastern Department Stores Ltd.	228,000	177,351
Security	Shares	Value
Taiwan (continued)
Far Eastern International Bank	683,616	$285,861
Faraday Technology Corp.	57,394	396,840
Farglory Land Development Co. Ltd.	87,000	176,166
Feng Hsin Steel Co. Ltd.	114,000	263,606
Fitipower Integrated Technology Inc.	27,332	203,007
FLEXium Interconnect Inc.	57,418	119,136
FocalTech Systems Co. Ltd.	57,000	155,176
Formosa Taffeta Co. Ltd.	114,000	71,347
Fositek Corp.	13,000	363,631
Foxconn Technology Co. Ltd.	228,000	568,674
Foxsemicon Integrated Technology Inc.	25,200	241,795
Fulgent Sun International Holding Co. Ltd.	56,330	194,764
Fusheng Precision Co. Ltd.	26,000	250,718
G Shank Enterprise Co. Ltd.	34,000	91,048
Gallant Precision Machining Co. Ltd.	58,000	220,631
General Interface Solution Holding Ltd.(a)	57,000	86,456
Genius Electronic Optical Co. Ltd.	24,585	339,591
Getac Holdings Corp.	114,000	368,857
Giant Manufacturing Co. Ltd.	116,000	546,571
Global Brands Manufacture Ltd.	112,000	190,690
Global Mixed Mode Technology Inc.	21,000	146,462
Gloria Material Technology Corp.	114,000	166,173
Gold Circuit Electronics Ltd.	101,600	585,935
Goldsun Building Materials Co. Ltd.	285,426	476,909
Gourmet Master Co. Ltd.	57,821	170,745
Grand Pacific Petrochemical(a)	285,161	100,823
Grand Process Technology Corp.	6,000	308,338
Grape King Bio Ltd.	58,000	277,398
Great Wall Enterprise Co. Ltd.	171,284	281,785
Greatek Electronics Inc.	57,000	99,920
Gudeng Precision Industrial Co. Ltd.	18,000	278,247
Hannstar Board Corp.	55,642	87,648
HannStar Display Corp.(a)	665,320	180,003
Highwealth Construction Corp.	380,099	563,884
Hiwin Technologies Corp.	57,044	408,554
Holy Stone Enterprise Co. Ltd.	57,152	158,277
Hota Industrial Manufacturing Co. Ltd.	58,773	117,930
Hotai Finance Co. Ltd.	68,780	182,260
Hsin Kuang Steel Co. Ltd.	114,000	174,425
HTC Corp.(a)	228,000	318,293
Huaku Development Co. Ltd.	57,588	216,734
Hwang Chang General Contractor Co. Ltd.	58,000	132,942
IBF Financial Holdings Co. Ltd.	644,765	294,694
I-Chiun Precision Industry Co. Ltd.	58,000	197,588
Innodisk Corp.	29,130	212,652
International CSRC Investment Holdings Co.(a)	228,945	107,511
ITE Technology Inc.	57,000	247,647
ITEQ Corp.	57,559	134,662
Jinan Acetate Chemical Co. Ltd.	15,742	433,397
Johnson Health Tech Co. Ltd.	58,000	282,911
JSL Construction & Development Co. Ltd.	37,723	106,553
Kaori Heat Treatment Co. Ltd.	21,047	221,855
Kenda Rubber Industrial Co. Ltd.	228,260	202,810
Kenmec Mechanical Engineering Co. Ltd.	59,088	156,308
Kerry TJ Logistics Co. Ltd.	114,000	139,194
Kindom Development Co. Ltd.	114,400	209,085
King Slide Works Co. Ltd.	17,000	773,564
King Yuan Electronics Co. Ltd.	285,000	1,124,713
King's Town Bank Co. Ltd.	225,000	336,135
Kinik Co.	29,000	268,923
Kinpo Electronics	285,000	264,458
Kinsus Interconnect Technology Corp.	57,000	167,697

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Kuo Toong International Co. Ltd.	114,134	$188,083
L&K Engineering Co. Ltd.	58,489	417,690
Lai Yih Footwear Co. Ltd.	5,000	60,728
LandMark Optoelectronics Corp.	13,000	138,427
Lien Hwa Industrial Holdings Corp.	285,444	516,570
Longchen Paper & Packaging Co. Ltd.(a)	229,775	87,547
Lotes Co. Ltd.	23,181	1,290,731
Lotus Pharmaceutical Co. Ltd.	58,000	522,667
Lumosa Therapeutics Co. Ltd.(a)	12,000	133,866
LuxNet Corp.	58,082	333,436
M31 Technology Corp.	7,200	161,873
Macronix International Co. Ltd.	456,000	295,562
Makalot Industrial Co. Ltd.	58,598	578,726
Materials Analysis Technology Inc.	6,018	47,772
Medigen Vaccine Biologics Corp.(a)	57,071	69,262
Mercuries & Associates Holding Ltd.	171,030	84,809
Mercuries Life Insurance Co. Ltd.(a)	781,352	159,289
Merida Industry Co. Ltd.	69,000	341,912
Merry Electronics Co. Ltd.	58,530	192,483
Microbio Co. Ltd.(a)	195,718	241,530
Mitac Holdings Corp.	228,383	594,320
momo.com Inc	13,000	145,987
MPI Corp.	25,000	606,626
Nan Kang Rubber Tire Co. Ltd.(a)	172,000	260,960
Nan Ya Printed Circuit Board Corp.	57,000	206,505
Nantex Industry Co. Ltd.	114,000	119,689
Nuvoton Technology Corp.	57,000	159,898
OBI Pharma Inc.(a)	70,520	137,862
Oneness Biotech Co. Ltd.(a)	57,820	191,262
Orient Semiconductor Electronics Ltd.	114,000	125,769
Oriental Union Chemical Corp.	171,000	85,532
Pan Jit International Inc.	57,000	90,061
Pan-International Industrial Corp.	114,722	132,170
Parade Technologies Ltd.	23,000	496,596
Pharmally International Holding Co. Ltd.(a)(d)	21,603	—
Phihong Technology Co. Ltd.(a)	114,432	145,402
Phison Electronics Corp.	51,000	731,438
Pixart Imaging Inc.	58,635	389,067
Polaris Group/Tw(a)	114,000	180,609
Powerchip Semiconductor Manufacturing Corp.(a)	741,000	389,641
Powertech Technology Inc.	171,000	650,506
Poya International Co. Ltd.	15,479	228,631
President Securities Corp.	285,623	233,540
Primax Electronics Ltd.	114,000	278,117
Prince Housing & Development Corp.	343,917	114,595
Promate Electronic Co. Ltd.	57,264	151,220
Qisda Corp.	399,000	455,361
Quanta Storage Inc.	56,000	165,936
Radiant Opto-Electronics Corp.	114,000	672,111
Raydium Semiconductor Corp.	18,000	206,154
RichWave Technology Corp.(a)	58,490	382,907
Ruentex Industries Ltd.	171,735	411,013
Run Long Construction Co. Ltd.	128,484	164,169
Sakura Development Co. Ltd.	133,200	220,317
Sanyang Motor Co. Ltd.	170,820	374,614
Scientech Corp.	12,829	165,558
ScinoPharm Taiwan Ltd.	57,708	41,725
Sercomm Corp.	57,000	192,210
Shihlin Electric & Engineering Corp.	57,000	350,297
Shin Zu Shing Co. Ltd.	59,800	358,820
Shinfox Energy Co. Ltd.	58,000	215,334
Shinkong Insurance Co. Ltd.	57,000	175,972
Security	Shares	Value
Taiwan (continued)
Shinkong Synthetic Fibers Corp.	342,135	$169,955
Shiny Chemical Industrial Co. Ltd.	58,000	297,597
Sigurd Microelectronics Corp.	114,124	243,612
Silicon Integrated Systems Corp.	114,900	245,459
Simplo Technology Co. Ltd.	58,600	683,659
Sinbon Electronics Co. Ltd.	57,000	449,982
Sincere Navigation Corp.	114,000	92,885
Sino-American Silicon Products Inc.	114,000	541,558
Sinyi Realty Inc.	171,778	155,463
Sitronix Technology Corp.	31,000	198,495
Solar Applied Materials Technology Corp.	114,943	213,187
Sporton International Inc.	27,300	171,772
Standard Foods Corp.	114,000	131,958
Sunonwealth Electric Machine Industry Co. Ltd.	57,000	176,424
Sunplus Technology Co. Ltd.(a)	114,000	99,001
Supreme Electronics Co. Ltd.	171,017	340,179
Synmosa Biopharma Corp.	126,952	134,401
Systex Corp.	57,000	226,881
TA Chen Stainless Pipe	470,232	503,441
Ta Ya Electric Wire & Cable	240,949	341,210
Taichung Commercial Bank Co. Ltd.	1,026,197	594,000
TaiMed Biologics Inc.(a)	58,793	153,249
Tainan Spinning Co. Ltd.	342,190	160,800
Taiwan Cogeneration Corp.	171,860	224,575
Taiwan Fertilizer Co. Ltd.	171,000	295,377
Taiwan Glass Industry Corp.(a)	335,000	209,139
Taiwan Hon Chuan Enterprise Co. Ltd.	96,383	437,686
Taiwan Mask Corp.	57,000	94,726
Taiwan Paiho Ltd.	88,050	211,750
Taiwan Secom Co. Ltd.	57,450	228,353
Taiwan Semiconductor Co. Ltd.	57,000	104,747
Taiwan Shin Kong Security Co. Ltd.	104,366	131,972
Taiwan Surface Mounting Technology Corp.	57,000	182,802
Taiwan TEA Corp.(a)	228,000	145,081
Taiwan Union Technology Corp.	57,000	303,786
Taiwan-Asia Semiconductor Corp.	114,000	108,114
Tatung Co. Ltd.(a)	399,000	584,101
Teco Electric and Machinery Co. Ltd.	342,000	561,609
Test Research Inc.	57,000	230,121
Ton Yi Industrial Corp.	171,000	82,738
Tong Hsing Electronic Industries Ltd.	57,478	229,836
Tong Yang Industry Co. Ltd.	114,133	418,887
Topco Scientific Co. Ltd.	58,704	538,157
TPK Holding Co. Ltd.(a)	114,000	146,425
Transcend Information Inc.	115,000	325,920
Tripod Technology Corp.	114,000	668,552
TSRC Corp.	228,000	160,897
TTY Biopharm Co. Ltd.	57,450	133,828
Tung Ho Steel Enterprise Corp.	171,750	374,048
TXC Corp.	56,000	182,077
U-Ming Marine Transport Corp.	114,000	209,738
Union Bank of Taiwan	246,598	116,902
Unitech Printed Circuit Board Corp.(a)	171,000	165,811
United Integrated Services Co. Ltd.	58,400	773,810
United Renewable Energy Co. Ltd.(a)	399,059	132,401
Universal Microwave Technology Inc.	14,000	130,533
UPC Technology Corp.	228,741	75,245
USI Corp.	171,070	67,620
Via Technologies Inc.	57,000	182,287
VisEra Technologies Co. Ltd.	32,000	260,983
Visual Photonics Epitaxy Co. Ltd.	57,425	302,923
Wafer Works Corp.	179,918	162,634

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Waffer Technology Corp.	41,000	$90,128
Wah Lee Industrial Corp.	58,340	219,981
Walsin Technology Corp.	57,000	166,701
Win Semiconductors Corp.(a)	109,000	392,644
Winbond Electronics Corp.(a)	580,000	288,610
WinWay Technology Co. Ltd.	7,000	256,706
Wisdom Marine Lines Co. Ltd.	132,000	304,034
Wistron NeWeb Corp.	114,240	410,338
WT Microelectronics Co. Ltd.	171,711	584,989
XinTec Inc.	57,000	340,179
Xxentria Technology Materials Corp.	4,944	8,594
YFY Inc.	285,000	268,423
Yieh Phui Enterprise Co. Ltd.	233,397	109,544
Yulon Finance Corp.	57,285	208,106
Yulon Motor Co. Ltd.	171,955	296,498
YungShin Global Holding Corp.	57,200	99,232
		72,848,029
Thailand — 3.0%
AEON Thana Sinsap Thailand PCL, NVDR	22,800	82,172
Amata Corp. PCL, NVDR	285,076	243,122
AP Thailand PCL, NVDR	620,800	156,870
B Grimm Power PCL, NVDR	256,500	157,742
Bangchak Corp. PCL, NVDR(c)	267,900	240,950
Bangkok Chain Hospital PCL, NVDR(c)	393,300	190,357
Bangkok Commercial Asset Management PCL, NVDR	467,400	92,244
Bangkok Life Assurance PCL, NVDR	181,000	108,713
Banpu PCL, NVDR	2,171,700	362,290
BCPG PCL, NVDR	513,000	84,509
Betagro PCL, NVS	205,200	117,373
BTS Group Holdings PCL, NVDR(a)	2,618,666	424,787
Carabao Group PCL, NVDR	102,600	230,109
Central Plaza Hotel PCL, NVDR	177,100	195,487
CH Karnchang PCL, NVDR	404,700	215,002
Chularat Hospital PCL, NVDR	1,573,200	121,095
CK Power PCL, NVDR	1,009,000	96,624
Com7 PCL, NVDR	307,800	238,682
Dhipaya Group Holdings PCL, NVDR	102,600	72,693
Electricity Generating PCL, NVDR	68,400	237,805
Erawan Group PCL (The), NVDR(c)	1,149,400	134,233
GFPT PCL, NVDR	239,400	74,092
Gunkul Engineering PCL, NVDR	1,618,899	110,452
Hana Microelectronics PCL, NVDR	176,700	141,439
IRPC PCL, NVDR(c)	2,513,700	101,297
I-TAIL Corp. PCL, NVS	228,000	137,221
Jasmine International PCL, NVDR	1,237,064	83,821
JMT Network Services PCL, NVDR	199,500	112,884
KCE Electronics PCL, NVDR(c)	222,300	164,584
Kiatnakin Phatra Bank PCL, NVDR	68,432	99,863
Land & Houses PCL, NVDR	2,131,800	336,295
MBK PCL, NVDR	381,900	210,748
Mega Lifesciences PCL, NVDR	114,000	117,100
MK Restaurants Group PCL, NVDR	96,900	70,067
Muangthai Capital PCL, NVDR	216,600	312,237
Ngern Tid Lor PCL, NVDR	372,567	194,122
Osotspa PCL, NVDR	342,000	215,904
Plan B Media PCL, NVDR	905,080	191,680
Pruksa Holding PCL, NVDR(c)	262,200	64,599
Quality Houses PCL, NVDR(c)	2,118,567	111,187
Ratch Group PCL, NVDR	296,400	266,418
Sansiri PCL, NVDR	4,964,700	260,480
Sappe PCL(c)	34,000	78,965
Security	Shares	Value
Thailand (continued)
Siam Global House PCL, NVDR	461,701	$216,211
SISB PCL	119,700	109,064
Sri Trang Agro-Industry PCL, NVDR	262,280	141,173
Srisawad Corp. PCL, NVDR(c)	210,900	251,895
Star Petroleum Refining PCL, NVDR(c)	632,700	125,720
Stecon Group PCL(c)	377,428	87,486
Supalai PCL, NVDR	359,100	199,454
Thai Life Insurance PCL, NVDR	600,600	186,304
Thai Union Group PCL, NVDR	729,600	291,955
Thai Vegetable Oil PCL, NVDR	108,460	72,417
Thanachart Capital PCL, NVDR	68,400	97,721
Thonburi Healthcare Group PCL, NVDR(c)	105,000	51,432
Tipco Asphalt PCL, NVDR	273,600	152,366
Tisco Financial Group PCL, NVDR	45,100	126,894
TOA Paint Thailand PCL, NVDR	188,100	78,489
TPI Polene Power PCL, NVDR(c)	1,134,300	98,556
TTW PCL, NVDR	592,800	155,557
VGI PCL, NVDR(a)	1,379,450	113,952
WHA Corp. PCL, NVDR	2,547,900	423,952
		10,238,912
Turkey — 2.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	228,228	132,875
Akcansa Cimento A/S	19,458	92,367
Akfen Yenilenebilir Enerji A/S, NVS(a)	112,005	59,786
Aksa Akrilik Kimya Sanayii AS	593,006	168,181
Alarko Holding A/S	55,746	154,807
Anadolu Anonim Turk Sigorta Sirketi(a)	60,192	162,894
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	81,200	221,631
Aygaz AS	25,953	132,368
Baticim Bati Anadolu Cimento Sanayii A/S(a)	26,790	118,060
Cimsa Cimento Sanayi VE Ticaret AS	124,720	145,835
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	12,064	72,358
Dogan Sirketler Grubu Holding AS	347,814	140,874
Dogus Otomotiv Servis ve Ticaret AS	22,029	135,789
EGE Endustri VE Ticaret AS	513	157,246
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	43,035	59,147
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	668,663	243,986
Enerjisa Enerji AS(b)	82,707	149,320
Enerya Enerji A/S, NVS	14,421	113,470
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	19,494	60,737
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	60,591	81,312
Gubre Fabrikalari TAS(a)	24,302	174,407
Hektas Ticaret TAS(a)	1	—
Is Gayrimenkul Yatirim Ortakligi AS(a)	189,320	108,258
Is Yatirim Menkul Degerler AS	145,122	170,320
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	283,860	224,498
Kiler Holding AS(a)	94,620	80,832
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kocaer Celik Sanayi Ve Ticaret A/S	222,623	91,434
Kontrolmatik Enerji Ve Muhendislik AS, NVS	99,408	138,059
Koza Altin Isletmeleri AS(a)	287,850	188,553
Kustur Kusadasi Tur. End. A/S, NVS	98	8,587
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	102,030	243,795
MIA Teknoloji A/S, NVS(a)	88,811	112,832
Migros Ticaret AS	29,355	409,559
MLP Saglik Hizmetleri AS(a)(b)	23,142	266,799
Nuh Cimento Sanayi AS	17,613	162,772
Otokar Otomotiv Ve Savunma Sanayi AS	14,763	201,793
Oyak Cimento Fabrikalari AS(a)	77,378	161,466

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Oyak Yatirim Menkul Degerler AS, NVS(a)	26,368	$26,447
Petkim Petrokimya Holding AS(a)	357,789	189,126
Politeknik Metal Sanayi ve Ticaret A/S, NVS(a)	330	69,836
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	66,572	36,705
Selcuk Ecza Deposu Ticaret ve Sanayi AS	36,480	84,745
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	81,409	92,072
Sok Marketler Ticaret AS	77,463	91,815
TAV Havalimanlari Holding AS(a)(c)	58,710	464,011
Torunlar Gayrimenkul Yatirim Ortakligi A/S	85,272	142,325
Turk Traktor ve Ziraat Makineleri AS	2,204	49,421
Turkiye Sigorta A/S	326,268	123,564
Turkiye Sinai Kalkinma Bankasi AS(a)	568,902	207,912
Ulker Biskuvi Sanayi AS(a)	62,871	203,316
Verusa Holding A/S	10,659	86,097
Vestel Elektronik Sanayi ve Ticaret AS(a)	52,041	95,770
Ziraat Gayrimenkul Yatirim Ortakligi AS	285,882	108,517
Zorlu Enerji Elektrik Uretim AS(a)	661,542	80,844
		7,499,530
United Arab Emirates — 1.1%
Agility Global PLC	926,422	348,066
Agthia Group PJSC	138,567	261,139
Air Arabia PJSC	702,354	572,166
Ajman Bank PJSC(a)	347,073	169,140
Al Waha Capital PJSC	383,211	157,646
Amanat Holdings PJSC	581,295	169,338
Dana Gas PJSC(a)	1,690,620	334,161
Deyaar Development PJSC	387,498	103,521
Dubai Financial Market PJSC	537,806	202,059
Dubai Investments PJSC	559,113	325,752
Emirates Central Cooling Systems Corp.	574,016	286,048
Gulf Navigation Holding PJSC(a)	121,524	180,315
Parkin Co. PJSC	223,989	290,273
Ras Al Khaimah Ceramics	204,930	138,366
Space42 PLC(a)	384,300	214,558
Taaleem Holdings PJSC, NVS	121,866	131,055
		3,883,603
Total Common Stocks — 99.2% (Cost: $286,471,414)		342,963,597
Preferred Stocks
Brazil — 0.5%
Banco ABC Brasil SA, Preference Shares, NVS	25,878	86,707
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	39,313	70,435
Banco Pan SA, Preference Shares, NVS	95,265	112,890
Bradespar SA, Preference Shares, NVS	64,011	195,646
Braskem SA, Class A, Preference Shares, NVS	28,960	72,102
Cia. De Sanena Do Parana, Preference Shares, NVS	76,665	74,667
Marcopolo SA, Preference Shares, NVS	243,504	339,549
Metalurgica Gerdau SA, Preference Shares, NVS	154,237	291,719
Randon SA Implementos e Participacoes, Preference Shares, NVS	69,483	118,022
Unipar Carbocloro SA, Class B, Preference Shares, NVS	14,547	123,018
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	128,250	130,237
		1,614,992
Security	Shares	Value
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	112,328	$329,586
Total Preferred Stocks — 0.6% (Cost: $1,544,646)		1,944,578
Rights
South Korea — 0.0%
Ecopro HN Co. Ltd., (Expires 12/12/24, Strike Price KRW 41,800)(a)	981	—
Taiwan — 0.0%
Fulgent Sun International Holding Co. Ltd., (Expires 01/07/25, Strike Price TWD 76)	56,330	2,460
Mercuries Life Insurance Co. Ltd., (Expires 02/10/25, Strike Price TWD 6.30)	781,352	321
Polaris Group	116,000	202
Unitech Printed Circuit Board Corp., (Expires 12/09/24, Strike Price TWD 26.00)	180,000	1,404
Waffer Technology Corp., (Expires 12/09/24, Strike Price EUR 50.00)	41,000	634
		5,021
Total Rights — 0.0% (Cost: $—)		5,021
Warrants
Thailand — 0.0%
VGI Public Co., Ltd., Expires 12/31/25, Strike Price THB 1.50 )(a)	145,204	5,588
Total Warrants — 0.0% (Cost: $—)		5,588
Total Long-Term Investments — 99.8% (Cost: $288,016,060)		344,918,784
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(g)(h)(i)	9,435,160	9,439,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(g)(h)	3,760,000	3,760,000
Total Short-Term Securities — 3.8% (Cost: $13,192,967)		13,199,875
Total Investments — 103.6% (Cost: $301,209,027)		358,118,659
Liabilities in Excess of Other Assets — (3.6)%		(12,475,684)
Net Assets — 100.0%		$345,642,975

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $301,225, representing 0.1% of its net assets as of period end, and an original cost of $129,832.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,550,436	$—	$(1,109,272)(a)	$893	$(2,180)	$9,439,877	9,435,160	$133,462 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,930,000	1,830,000 (a)	—	—	—	3,760,000	3,760,000	60,116	—
				$893	$(2,180)	$13,199,877		$193,578	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	11	12/20/24	$600	$2,605
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,880,864	$278,766,429	$316,304	$342,963,597
Preferred Stocks	1,944,578	—	—	1,944,578
Rights	—	5,021	—	5,021
Warrants	—	5,588	—	5,588
Short-Term Securities
Money Market Funds	13,199,875	—	—	13,199,875
	$79,025,317	$278,777,038	$316,304	$358,118,659
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,605	$—	$—	$2,605

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust